Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of assets acquired and liabilities assumed

Cash and cash equivalents	$427,971
Restricted cash and cash equivalents	177,244
Refundable income taxes	26,078
Prepaid expenses and other current assets	10,402
Investment in affiliated company	32,739
Accounts payable, accrued expenses and other	(299,999)
Net assets acquired	$374,435

Schedule of antidilutive shares

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Convertible Notes	161,330	–
Series A and Series B Preferred	1,313,050	4,456,589
Unvested RSUs	446,670	23,574
Total	1,921,050	4,480,163